Intangible assets - Significant intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Acerta Pharma | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 5,781
Remaining amortisation period of intangible assets material to entity	12 years
ZS Pharma | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 2,746
Remaining amortisation period of intangible assets material to entity	11 years
Almirall and Actavis | Minimum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	4 years
Almirall and Actavis | Maximum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	18 years
Pearl Therapeutics | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 765
Pearl Therapeutics | Minimum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	8 years
Pearl Therapeutics | Maximum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	9 years
Daiichi Sankyo | Daiichi Sankyo | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,060
RSV franchise | MedImmune | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 764
Remaining amortisation period of intangible assets material to entity	5 years
Farxiga/Forxiga | BMS | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 952
Remaining amortisation period of intangible assets material to entity	6 years
Bydureon | BMS | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 581
Remaining amortisation period of intangible assets material to entity	10 years
Onglyza | BMS | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 462
Remaining amortisation period of intangible assets material to entity	3 years
Respiratory | Almirall and Actavis | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 527
Enhertu | Daiichi Sankyo | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,651
Enhertu | Daiichi Sankyo | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	13 years
Other diabetes | BMS | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 391
Other diabetes | BMS | Minimum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	2 years
Other diabetes | BMS | Maximum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	5 years
Roxadustat | FibroGen
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	9 years
Roxadustat | FibroGen | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 444
Monalizumab | Innate Pharma S.A. | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	344
Merck | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 797
Merck | Minimum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	1 year
Merck | Maximum | Product, marketing and distribution rights
Disclosure of intangible assets materials
Remaining amortisation period of intangible assets material to entity	9 years
Merck | Ardea biosciences | Product, marketing and distribution rights
Disclosure of intangible assets materials
Intangible assets material to entity	$ 1,172